Note 8 - Convertible Debt (PIK Notes) (Tables) (Payment in Kind (PIK) Note [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payment in Kind (PIK) Note [Member]
Note 8 - Convertible Debt (PIK Notes) (Tables) [Line Items]
Convertible Debt [Table Text Block]
(in $$)	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	12,155,063	19,848,486	32,003,549
Less: Discount	(1,944,922)	(16,250,358)	(18,195,280)
PIK Note Payable, Net	10,210,141	3,598,128	13,808,269

PIK Note Derivative Liability	554,128	9,600,625	10,154,753
(in $$)	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	11,576,250	19,848,486	31,424,736
Less: Discount	(1,949,555)	(16,450,742)	(18,400,297)
PIK Note Payable, Net	9,626,695	3,397,744	13,024,439

PIK Note Derivative Liability	478,149	9,557,476	10,035,625

(in $$)	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	11,576,250	19,848,486	31,424,736
Less: Discount	(1,949,555)	(16,450,742)	(18,400,297)
PIK Note Payable, Net	9,626,695	3,397,744	13,024,439

PIK Note Derivative Liability	478,149	9,557,476	10,035,625
(in $$)	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	10,507,333	--	10,507,333
Less: Discount	(2,020,750)	--	(2,020,750)
PIK Note Payable, Net	8,486,583	--	8,486,583

PIK Note Derivative Liability	2,250,000	--	2,250,000